SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund

Supplement Dated October 21, 2013
to the Class A Shares Prospectus Dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-853 (10/13)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated October 21, 2013
to the Class I Shares Prospectus Dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-854 (10/13)